Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statements of Operations) (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Interest income (expenses)	¥ (15)	$ (2)	¥ (12)	¥ (11)
General and administrative expenses	(2,662)	(383)	(2,367)	(2,257)
Other income
Loss before equity in undistributed earnings of subsidiaries	(2,677)	(385)	(2,379)	(2,268)
Equity in earnings of subsidiaries	(51,806)	(7,462)	(66,689)	(69,076)
Net income	¥ (54,483)	$ (7,847)	¥ (69,068)	¥ (71,344)